SIGNIFICANT EVENTS DURING THE REPORTING PERIOD - Disclosure of detailed information about debentures identified component (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Significant Events During The Reporting Period [Abstract]
Debentures (host instrument)	$ 1,938 [1]
Embedded conversion feature	363
Repayments of convertible debentures	$ 2,301

[1]	At the initial date, the fair value of the Debentures was measured by management using the assistance of an external appraiser taking into account a debt discount rate of 18.79%.